CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 111,671		$ 78,038		$ 58,872
Other comprehensive (loss) gain, net of tax:
Foreign currency translation (loss) gain	(6,272)	[1]	2,367	[1]	1,487	[1]
Total other comprehensive (loss) gain, net of tax	(6,272)		2,367		1,487
Comprehensive Income	$ 105,399		$ 80,405		$ 60,359

[1]	Net of tax benefit (provision) of $4,011, $(1,322) and $(836) for the years ended December 31, 2014, 2013 and 2012, respectively.